Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
No Class
Prospectus [Line Items]
Average Annual Return, Percent			6.14%	0.13%	3.07%
Performance Inception Date		Feb. 20, 2015

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.